Convertible redeemable preferred shares - Roll forward of major Level 3 investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable preferred shares
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Foreign currency translation		¥ 115,281	¥ (236,982)
Level 3
Convertible redeemable preferred shares
Fair value of Level 3 liability at the beginning of the year			2,384
The change in fair value of the liability			7,442
Exercise of warrant			(9,631)
Foreign currency translation			¥ (195)